Significant Accounting Policies - Share-based compensation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Share-based Compensation
Allocated share-based compensation expense	$ (2,403)	¥ (16,732)	¥ (27,886)	¥ (35,069)
Sales and marketing expenses
Share-based Compensation
Allocated share-based compensation expense	(424)	(2,951)	(5,676)	(4,612)
Product development expenses
Share-based Compensation
Allocated share-based compensation expense	(499)	(3,472)	(7,396)	(9,039)
General and administrative expenses
Share-based Compensation
Allocated share-based compensation expense	$ (1,481)	¥ (10,309)	¥ (14,814)	¥ (21,418)
Directors and Executive Officers
Share-based Compensation
Expected forfeiture rate (post-vesting) (as a percent)	0.00%	0.00%
Minimum | Employee stock option
Share-based Compensation
Continuous service period (in years)	3 years	3 years
Maximum | Employee stock option
Share-based Compensation
Continuous service period (in years)	4 years	4 years